Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2022
Financial assets designated as measured at fair value through profit or loss [abstract]
Schedule of financial assets at fair value through profit or loss

	2022 $	2021 $
Financial assets measured at fair value through profit or loss (“FVPL”)
- Unlisted securities	17,537,608	9,906,000

Schedule of movements in balance
Movement of the balance during the year ended December 31, 2022 and 2021 is as follow:

	2022 $	2021 $
At January 1	9,906,000	—
Additions	20,000,000	10,000,000
Redemption	(3,004,897)	—
Changes in fair value recognized in profit or loss	(9,363,495)	(94,000)

At December 31	17,537,608	9,906,000